Property and equipment - Summary of Depreciation allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Depreciation of property and equipment (Note 5)	$ 256,666	$ 356,288	$ 604,304
Discontinued operations
Property and equipment
Depreciation of property and equipment (Note 5)	159,939	255,597	511,384
General and administrative expenses
Property and equipment
Depreciation of property and equipment (Note 5)	$ 96,727	$ 100,691	$ 92,920